Property, vessels and equipment, Cost model (Details) $ in Thousands	Dec. 31, 2020 MXN ($) Vessel	Dec. 31, 2019 MXN ($) Vessel
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 958,969	$ 971,777
Revaluation surplus, before taxes	1,455,179	1,140,744
Vessels [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 102,993	$ 108,414
Vessels [Member] | Various Bank Loans [Member]
Guarantees [Abstract]
Number of vessels pledged as security | Vessel	3	2
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 715,616	$ 715,616
Revaluation surplus, before taxes	330,571	310,883
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 140,360	147,747
Revaluation surplus, before taxes		$ 66,518